Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000064522
Account Value [Line Items]
Line Graph and Table Measure Name													Senior Debt Portfolio
Accumulated Value	$ 10,000	$ 9,871	$ 9,736	$ 9,646	$ 9,591	$ 9,969	$ 10,218	$ 10,312	$ 10,297	$ 10,472	$ 10,569	$ 10,704		$ 10,819	$ 10,839	$ 10,996	$ 11,069	$ 11,135	$ 11,166	$ 11,217	$ 11,270	$ 11,280	$ 11,355	$ 11,357	$ 11,419	$ 11,496	$ 11,517	$ 11,562	$ 11,681	$ 11,713	$ 11,759	$ 11,816	$ 11,832	$ 11,847	$ 11,951	$ 12,011	$ 12,092	$ 12,087	$ 11,961	$ 11,593	$ 11,939	$ 12,136	$ 12,093	$ 12,306	$ 12,250	$ 12,271	$ 12,367	$ 12,331	$ 12,385	$ 12,310	$ 12,385	$ 12,637	$ 12,701	$ 12,512	$ 10,648	$ 11,143	$ 11,606	$ 11,793	$ 12,018	$ 12,245	$ 12,301	$ 12,334	$ 12,697	$ 12,874	$ 13,042	$ 13,121	$ 13,117	$ 13,176	$ 13,257	$ 13,325	$ 13,319	$ 13,416	$ 13,496	$ 13,515	$ 13,469	$ 13,570	$ 13,589	$ 13,501	$ 13,509	$ 13,481	$ 13,076	$ 12,636	$ 13,017	$ 13,209	$ 12,776	$ 12,922	$ 13,165	$ 13,163	$ 13,600	$ 13,678	$ 13,640	$ 13,798	$ 13,747	$ 14,051	$ 14,278	$ 14,485	$ 14,577	$ 14,498	$ 14,764	$ 15,064	$ 15,156	$ 15,284	$ 15,434	$ 15,489	$ 15,639	$ 15,691	$ 15,811	$ 15,930	$ 16,012	$ 16,156	$ 16,301	$ 16,396	$ 16,507	$ 16,524	$ 16,374	$ 16,338	$ 16,641	$ 16,775	$ 16,860	$ 16,944	$ 17,044	$ 17,112
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Universal Index
Accumulated Value	10,000	9,964	9,914	10,023	10,094	10,218	10,288	10,296	10,477	10,563	10,575	10,577		10,507	10,271	10,301	10,338	10,418	10,414	10,500	10,581	10,573	10,625	10,717	10,679	10,692	10,676	10,723	10,620	10,519	10,572	10,501	10,559	10,543	10,565	10,618	10,572	10,484	10,531	10,696	10,843	10,855	11,051	11,066	11,236	11,395	11,429	11,687	11,637	11,674	11,672	11,689	11,899	12,077	11,841	12,078	12,191	12,293	12,509	12,437	12,414	12,370	12,531	12,575	12,496	12,334	12,191	12,293	12,340	12,430	12,555	12,547	12,440	12,429	12,444	12,436	12,163	11,998	11,676	11,240	11,302	11,076	11,355	11,060	10,583	10,467	10,857	10,820	11,156	10,882	11,137	11,205	11,089	11,072	11,083	11,016	10,753	10,592	11,068	11,488	11,461	11,323	11,435	11,167	11,352	11,456	11,716	11,889	12,052	11,778	11,902	11,722	11,793	12,037	12,034	12,077	12,015	12,203	12,185	12,331	12,462	12,544
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Accumulated Value	$ 10,000	$ 9,912	$ 9,808	$ 9,744	$ 9,693	$ 9,960	$ 10,158	$ 10,248	$ 10,250	$ 10,397	$ 10,475	$ 10,566		$ 10,653	$ 10,681	$ 10,805	$ 10,865	$ 10,920	$ 10,928	$ 10,976	$ 11,016	$ 11,011	$ 11,087	$ 11,082	$ 11,126	$ 11,192	$ 11,205	$ 11,250	$ 11,358	$ 11,380	$ 11,412	$ 11,460	$ 11,479	$ 11,492	$ 11,577	$ 11,624	$ 11,704	$ 11,700	$ 11,594	$ 11,299	$ 11,587	$ 11,771	$ 11,751	$ 11,945	$ 11,919	$ 11,948	$ 12,044	$ 12,011	$ 12,067	$ 12,012	$ 12,083	$ 12,276	$ 12,344	$ 12,181	$ 10,674	$ 11,155	$ 11,578	$ 11,710	$ 11,939	$ 12,118	$ 12,194	$ 12,219	$ 12,491	$ 12,659	$ 12,810	$ 12,885	$ 12,885	$ 12,951	$ 13,026	$ 13,074	$ 13,073	$ 13,135	$ 13,219	$ 13,254	$ 13,233	$ 13,318	$ 13,366	$ 13,298	$ 13,304	$ 13,333	$ 12,992	$ 12,710	$ 12,981	$ 13,177	$ 12,877	$ 13,005	$ 13,161	$ 13,215	$ 13,568	$ 13,646	$ 13,642	$ 13,785	$ 13,760	$ 14,071	$ 14,252	$ 14,419	$ 14,558	$ 14,555	$ 14,733	$ 14,976	$ 15,077	$ 15,214	$ 15,343	$ 15,436	$ 15,581	$ 15,635	$ 15,742	$ 15,842	$ 15,955	$ 16,092	$ 16,225	$ 16,317	$ 16,429	$ 16,447	$ 16,395	$ 16,386	$ 16,641	$ 16,775	$ 16,922	$ 16,997	$ 17,072	$ 17,109